INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Major components of tax expense (income) [abstract]
Current expense	$ 225	$ 30
Prior year adjustments	175	(225)
Current tax	400	(195)
Origination and reversal of temporary differences	(11,809)	(57,438)
Change in unrecognized temporary differences	11,750	48,344
Prior year adjustments	(429)	5,477
Deferred tax	(488)	(3,617)
Total income tax recovery	$ (88)	$ (3,812)